OTHER INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2025
OTHER INCOME AND EXPENSES
OTHER INCOME AND EXPENSES

22.OTHER INCOME AND EXPENSES

The following table sets out amounts recognized in the other income and expenses line item in the consolidated statements of income:

	Year Ended December 31,
	2025	2024
Loss on disposal of property, plant and mine development (Note 9)	$41,219	$37,669
Interest income	(58,144)	(18,174)
Environmental remediation	43,239	14,719
Loss on sale of equity securities	40,175	—
Other	26,506	50,254
Total other income and expenses	$92,995	$84,468